Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class A Shares (NCRAX), Class C Shares (NCRCX), Institutional Class Shares (NCRLX) | Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class A Return Before Taxes
Average Annual Return, Percent		2.21%	(1.44%)	1.44%
Class A Shares (NCRAX), Class C Shares (NCRCX), Institutional Class Shares (NCRLX) | Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class C Return Before Taxes
Average Annual Return, Percent		5.00%	(1.34%)	1.12%
Class A Shares (NCRAX), Class C Shares (NCRCX), Institutional Class Shares (NCRLX) | Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return Before Taxes
Average Annual Return, Percent		7.22%	(0.20%)	2.28%
Class A Shares (NCRAX), Class C Shares (NCRCX), Institutional Class Shares (NCRLX) | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent		5.18%	(1.77%)	0.80%
Class A Shares (NCRAX), Class C Shares (NCRCX), Institutional Class Shares (NCRLX) | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.24%	(0.83%)	1.09%
Class A Shares (NCRAX), Class C Shares (NCRCX), Institutional Class Shares (NCRLX) | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Class A Shares (NFIAX), Class C Shares (NFICX), Institutional Class Shares (NFIIX) | Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class A Return Before Taxes
Average Annual Return, Percent		1.28%	4.84%	4.52%
Class A Shares (NFIAX), Class C Shares (NFICX), Institutional Class Shares (NFIIX) | Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class C Return Before Taxes
Average Annual Return, Percent		4.13%	4.99%	4.19%
Class A Shares (NFIAX), Class C Shares (NFICX), Institutional Class Shares (NFIIX) | Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return Before Taxes
Average Annual Return, Percent		6.30%	6.15%	5.36%
Class A Shares (NFIAX), Class C Shares (NFICX), Institutional Class Shares (NFIIX) | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent		3.24%	3.28%	3.01%
Class A Shares (NFIAX), Class C Shares (NFICX), Institutional Class Shares (NFIIX) | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.67%	3.44%	3.07%
Class A Shares (NFIAX), Class C Shares (NFICX), Institutional Class Shares (NFIIX) | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Class A Shares (NFIAX), Class C Shares (NFICX), Institutional Class Shares (NFIIX) | Morningstar LSTA US Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Morningstar LSTA US Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		5.90%	6.42%	5.83%
Class A Shares (NHIAX), Class C Shares (NHICX), Institutional Class Shares (NHILX) | Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class A Return Before Taxes
Average Annual Return, Percent		3.50%	2.54%	4.69%
Class A Shares (NHIAX), Class C Shares (NHICX), Institutional Class Shares (NHILX) | Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class C Return Before Taxes
Average Annual Return, Percent		6.43%	2.68%	4.40%
Class A Shares (NHIAX), Class C Shares (NHICX), Institutional Class Shares (NHILX) | Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return Before Taxes
Average Annual Return, Percent		8.67%	3.83%	5.57%
Class A Shares (NHIAX), Class C Shares (NHICX), Institutional Class Shares (NHILX) | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent		5.78%	1.25%	3.07%
Class A Shares (NHIAX), Class C Shares (NHICX), Institutional Class Shares (NHILX) | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		5.07%	1.76%	3.17%
Class A Shares (NHIAX), Class C Shares (NHICX), Institutional Class Shares (NHILX) | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Class A Shares (NHIAX), Class C Shares (NHICX), Institutional Class Shares (NHILX) | ICE BofA U.S. High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	ICE BofA U.S. High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		8.50%	4.50%	6.44%
Class A Shares (NMHAX), Class C Shares (NMHCX), Institutional Class Shares (NMHIX) | Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class A Return Before Taxes
Average Annual Return, Percent		(1.23%)	(0.29%)	1.93%
Class A Shares (NMHAX), Class C Shares (NMHCX), Institutional Class Shares (NMHIX) | Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class C Return Before Taxes
Average Annual Return, Percent		1.40%	(0.18%)	1.63%
Class A Shares (NMHAX), Class C Shares (NMHCX), Institutional Class Shares (NMHIX) | Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return Before Taxes
Average Annual Return, Percent		3.54%	0.93%	2.76%
Class A Shares (NMHAX), Class C Shares (NMHCX), Institutional Class Shares (NMHIX) | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent		3.54%	0.91%	2.72%
Class A Shares (NMHAX), Class C Shares (NMHCX), Institutional Class Shares (NMHIX) | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.74%	1.47%	2.88%
Class A Shares (NMHAX), Class C Shares (NMHCX), Institutional Class Shares (NMHIX) | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		4.25%	0.80%	2.34%
Class A Shares (NMHAX), Class C Shares (NMHCX), Institutional Class Shares (NMHIX) | 65% Bloomberg Municipal Bond Index and 35% Bloomberg Municipal High Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	65% Bloomberg Municipal Bond Index and 35% Bloomberg Municipal High Yield Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		3.62%	1.29%	3.06%
Class A Shares (NIMAX), Class C Shares (NIMCX), Institutional Class Shares (NMIIX) | Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class A Return Before Taxes
Average Annual Return, Percent		(0.92%)	(0.87%)	0.96%
Class A Shares (NIMAX), Class C Shares (NIMCX), Institutional Class Shares (NMIIX) | Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class C Return Before Taxes
Average Annual Return, Percent		1.72%	(0.75%)	0.83%
Class A Shares (NIMAX), Class C Shares (NIMCX), Institutional Class Shares (NMIIX) | Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return Before Taxes
Average Annual Return, Percent		3.88%	0.37%	1.68%
Class A Shares (NIMAX), Class C Shares (NIMCX), Institutional Class Shares (NMIIX) | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent		3.88%	0.35%	1.61%
Class A Shares (NIMAX), Class C Shares (NIMCX), Institutional Class Shares (NMIIX) | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.51%	0.76%	1.73%
Class A Shares (NIMAX), Class C Shares (NIMCX), Institutional Class Shares (NMIIX) | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		4.25%	0.80%	2.34%
Class A Shares (NMNAX), Class C Shares (NMNCX), Institutional Class Shares (NMNLX) | Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class A Return Before Taxes
Average Annual Return, Percent		(0.30%)	(0.50%)	1.12%
Class A Shares (NMNAX), Class C Shares (NMNCX), Institutional Class Shares (NMNLX) | Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class C Return Before Taxes
Average Annual Return, Percent		2.30%	(0.38%)	0.82%
Class A Shares (NMNAX), Class C Shares (NMNCX), Institutional Class Shares (NMNLX) | Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return Before Taxes
Average Annual Return, Percent		4.46%	0.74%	1.95%
Class A Shares (NMNAX), Class C Shares (NMNCX), Institutional Class Shares (NMNLX) | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent		4.46%	0.70%	1.87%
Class A Shares (NMNAX), Class C Shares (NMNCX), Institutional Class Shares (NMNLX) | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.89%	1.10%	1.96%
Class A Shares (NMNAX), Class C Shares (NMNCX), Institutional Class Shares (NMNLX) | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		4.25%	0.80%	2.34%
Class A Shares (NMNAX), Class C Shares (NMNCX), Institutional Class Shares (NMNLX) | Bloomberg 7-Year G.O. Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg 7-Year G.O. Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		5.59%	0.86%	2.13%
Class A Shares (NSTAX), Class C Shares (NSTCX), Institutional Class Shares (NSTLX) | Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class A Return Before Taxes
Average Annual Return, Percent		6.32%	2.36%	3.84%
Class A Shares (NSTAX), Class C Shares (NSTCX), Institutional Class Shares (NSTLX) | Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class C Return Before Taxes
Average Annual Return, Percent		7.22%	2.14%	3.37%
Class A Shares (NSTAX), Class C Shares (NSTCX), Institutional Class Shares (NSTLX) | Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return Before Taxes
Average Annual Return, Percent		9.41%	3.27%	4.51%
Class A Shares (NSTAX), Class C Shares (NSTCX), Institutional Class Shares (NSTLX) | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent		6.98%	1.14%	2.63%
Class A Shares (NSTAX), Class C Shares (NSTCX), Institutional Class Shares (NSTLX) | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		5.52%	1.56%	2.66%
Class A Shares (NSTAX), Class C Shares (NSTCX), Institutional Class Shares (NSTLX) | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Investor Class Shares (NCRIX) | Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		6.80%	(0.60%)	1.87%
Investor Class Shares (NCRIX) | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		4.94%	(2.01%)	0.56%
Investor Class Shares (NCRIX) | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.00%	(1.06%)	0.85%
Investor Class Shares (NCRIX) | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Investor Class Shares (NHINX) | Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		8.36%	3.66%	5.42%
Investor Class Shares (NHINX) | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		5.54%	1.15%	2.99%
Investor Class Shares (NHINX) | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.89%	1.66%	3.08%
Investor Class Shares (NHINX) | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Investor Class Shares (NHINX) | ICE BofA U.S. High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	ICE BofA U.S. High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		8.50%	4.50%	6.44%
Investor Class Shares (NMUIX) | Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		4.31%	0.59%	1.80%
Investor Class Shares (NMUIX) | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		4.31%	0.55%	1.72%
Investor Class Shares (NMUIX) | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.73%	0.95%	1.81%
Investor Class Shares (NMUIX) | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		4.25%	0.80%	2.34%
Investor Class Shares (NMUIX) | Bloomberg 7-Year G.O. Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg 7-Year G.O. Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		5.59%	0.86%	2.13%
Class R6 Shares (NRCRX) | Class R6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		7.32%	(0.07%)	2.36%
Class R6 Shares (NRCRX) | Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		5.24%	(1.69%)	0.86%
Class R6 Shares (NRCRX) | Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.30%	(0.76%)	1.14%
Class R6 Shares (NRCRX) | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Class R6 Shares (NRHIX) | Class R6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		8.78%	3.96%	5.68%
Class R6 Shares (NRHIX) | Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		5.84%	1.33%	3.14%
Class R6 Shares (NRHIX) | Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		5.13%	1.84%	3.23%
Class R6 Shares (NRHIX) | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Class R6 Shares (NRHIX) | ICE BofA U.S. High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	ICE BofA U.S. High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		8.50%	4.50%	6.44%
Class R6 (NRSIX) | Class R6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		9.52%	3.37%	4.60%
Class R6 (NRSIX) | Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		7.05%	1.20%	2.68%
Class R6 (NRSIX) | Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		5.58%	1.62%	2.71%
Class R6 (NRSIX) | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Trust Class Shares (NSTTX) | Trust Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		9.03%	2.90%	4.13%
Trust Class Shares (NSTTX) | Trust Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		6.76%	0.92%	2.40%
Trust Class Shares (NSTTX) | Trust Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		5.30%	1.35%	2.43%
Trust Class Shares (NSTTX) | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Class R3 Shares (NHIRX) | Class R3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		7.97%	3.19%	4.90%
Class R3 Shares (NHIRX) | Class R3 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		5.38%	0.88%	2.69%
Class R3 Shares (NHIRX) | Class R3 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.67%	1.40%	2.78%
Class R3 Shares (NHIRX) | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Class R3 Shares (NHIRX) | ICE BofA U.S. High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	ICE BofA U.S. High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		8.50%	4.50%	6.44%
Class E Shares (NHIEX) | Class E Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		9.21%	4.29%	5.74%
Class E Shares (NHIEX) | Class E Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		6.03%	1.50%	3.17%
Class E Shares (NHIEX) | Class E Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		5.38%	2.00%	3.26%
Class E Shares (NHIEX) | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Class E Shares (NHIEX) | ICE BofA U.S. High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	ICE BofA U.S. High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		8.50%	4.50%	6.44%